John Hancock
High Yield Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.9%				$24,063,574
(Cost $23,611,508)
U.S. Government Agency 1.9%				24,063,574
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,598,911	1,598,841
30 Yr Pass Thru	5.000	08-01-53	2,519,725	2,528,118
30 Yr Pass Thru	5.500	06-01-53	1,699,997	1,727,170
30 Yr Pass Thru	5.500	06-01-53	1,775,919	1,805,416
30 Yr Pass Thru	5.500	07-01-53	1,715,776	1,739,985
30 Yr Pass Thru	6.000	07-01-53	1,601,654	1,647,039
30 Yr Pass Thru	6.000	09-01-53	1,617,271	1,661,380
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,653,934	1,612,107
30 Yr Pass Thru	4.500	10-01-52	2,700,697	2,632,397
30 Yr Pass Thru	5.500	11-01-52	2,005,125	2,027,400
30 Yr Pass Thru	5.500	04-01-53	1,648,072	1,675,445
30 Yr Pass Thru	5.500	07-01-53	1,543,883	1,565,087
30 Yr Pass Thru	5.500	11-01-53	726,438	732,147

30 Yr Pass Thru	6.000	09-01-53	1,077,529	1,111,042
Corporate bonds 87.3%				$1,079,903,886
(Cost $1,082,470,538)
Communication services 14.1%				174,193,733
Diversified telecommunication services 2.2%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,883,606
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,349,875
GCI LLC (A)	4.750	10-15-28	6,820,000	6,469,209
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	1,844,617
Level 3 Financing, Inc. (A)	11.000	11-15-29	4,784,000	5,244,733
Entertainment 2.1%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	3,225,000	2,349,136
Cinemark USA, Inc. (A)	7.000	08-01-32	711,000	737,994
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,400,000	8,182,651
Playtika Holding Corp. (A)	4.250	03-15-29	4,678,000	4,203,940
ROBLOX Corp. (A)	3.875	05-01-30	4,887,000	4,502,137
WMG Acquisition Corp. (A)	3.000	02-15-31	3,601,000	3,202,278
WMG Acquisition Corp. (A)	3.875	07-15-30	2,900,000	2,691,976
Interactive media and services 1.4%
ANGI Group LLC (A)	3.875	08-15-28	3,596,000	3,262,632
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,346,781
Cars.com, Inc. (A)	6.375	11-01-28	4,141,000	4,116,556
Match Group Holdings II LLC (A)	5.625	02-15-29	4,425,000	4,414,478
ZipRecruiter, Inc. (A)	5.000	01-15-30	4,420,000	3,958,889
Media 7.8%
Altice Financing SA (A)	5.750	08-15-29	3,005,000	2,314,766
Altice Financing SA (A)	9.625	07-15-27	2,346,000	2,245,699
Altice France Holding SA (A)	10.500	05-15-27	2,890,000	1,143,220
Altice France SA (A)	5.500	10-15-29	3,113,000	2,159,925
Altice France SA (A)	8.125	02-01-27	3,163,000	2,544,019
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	5,910,004
CCO Holdings LLC (A)	5.125	05-01-27	4,780,000	4,684,783
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,651,968
CCO Holdings LLC (A)	6.375	09-01-29	4,330,000	4,276,938
CCO Holdings LLC (A)	7.375	03-01-31	6,567,000	6,684,352
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (A)	6.500	02-01-29	3,580,000	$2,702,044
CSC Holdings LLC (A)	11.750	01-31-29	2,185,000	1,929,370
DISH Network Corp. (A)	11.750	11-15-27	4,880,000	4,961,813
iHeartCommunications, Inc.	8.375	05-01-27	8,512,000	3,876,146
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	6,093,000	5,570,604
News Corp. (A)	5.125	02-15-32	6,521,000	6,340,049
Paramount Global	2.900	01-15-27	7,050,000	6,683,310
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	1,433,000	1,310,249
Sabre GLBL, Inc. (A)	8.625	06-01-27	4,473,000	4,299,952
Sirius XM Radio, Inc. (A)	4.000	07-15-28	3,460,000	3,240,795
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,822,436
Stagwell Global LLC (A)	5.625	08-15-29	4,480,000	4,246,919
Townsquare Media, Inc. (A)	6.875	02-01-26	5,626,000	5,615,252
Virgin Media Finance PLC (A)	5.000	07-15-30	3,375,000	2,924,226
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	4,950,000	4,691,927
Wireless telecommunication services 0.6%
SoftBank Group Corp.	5.125	09-19-27	7,750,000	7,601,479
Consumer discretionary 15.8%				195,162,307
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	3,481,000	3,578,931
The Goodyear Tire & Rubber Company	5.000	07-15-29	1,633,000	1,516,615
The Goodyear Tire & Rubber Company	9.500	05-31-25	1,250,000	1,253,961
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,188,000	3,277,117
ZF North America Capital, Inc. (A)	6.875	04-14-28	5,159,000	5,329,969
Automobiles 1.2%
Ford Motor Credit Company LLC	4.000	11-13-30	1,095,000	1,009,504
Ford Motor Credit Company LLC	4.134	08-04-25	8,850,000	8,754,151
Ford Motor Credit Company LLC	6.950	06-10-26	2,444,000	2,511,255
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,454,615
Broadline retail 1.2%
Liberty Interactive LLC	8.250	02-01-30	4,547,000	2,284,065
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,380,000	3,277,634
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	420,879
Nordstrom, Inc.	4.250	08-01-31	3,600,000	3,203,367
QVC, Inc.	4.750	02-15-27	3,467,000	3,036,538
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,103,000	2,203,166
Diversified consumer services 0.8%
Garda World Security Corp. (A)	4.625	02-15-27	4,795,000	4,675,137
Garda World Security Corp. (A)	8.250	08-01-32	1,913,000	1,944,281
Sotheby’s (A)	7.375	10-15-27	4,159,000	3,971,623
Hotels, restaurants and leisure 8.3%
Affinity Interactive (A)	6.875	12-15-27	4,553,000	3,902,854
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,722,000	3,866,711
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,926,000	9,243,475
Carnival Corp. (A)	6.000	05-01-29	3,807,000	3,824,021
Carnival Corp. (A)	7.000	08-15-29	1,102,000	1,158,773
Carnival Corp. (A)	7.625	03-01-26	2,910,000	2,939,478
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,341,400
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,925,000	4,246,336
CEC Entertainment LLC (A)	6.750	05-01-26	4,280,000	4,265,766
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Choice Hotels International, Inc.	5.850	08-01-34	5,547,000	$5,670,610
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29	2,253,000	2,324,404
Full House Resorts, Inc. (A)	8.250	02-15-28	3,542,000	3,501,625
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	3,349,000	3,002,621
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	3,340,000	3,380,254
International Game Technology PLC (A)	6.250	01-15-27	8,320,000	8,456,931
International Game Technology PLC (A)	6.500	02-15-25	2,318,000	2,318,927
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,250,000	2,146,507
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	4,058,000	3,774,873
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,700,000	4,487,247
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	3,855,000	3,733,142
NCL Corp., Ltd. (A)	5.875	03-15-26	3,360,000	3,358,167
New Red Finance, Inc. (A)	3.875	01-15-28	4,600,000	4,392,714
Resorts World Las Vegas LLC (A)	8.450	07-27-30	2,000,000	2,112,140
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	2,760,000	2,827,311
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	733,000	756,982
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,845,000	4,637,365
Yum! Brands, Inc.	5.375	04-01-32	3,775,000	3,742,435
Household durables 1.0%
KB Home	4.000	06-15-31	3,426,000	3,154,991
KB Home	7.250	07-15-30	2,601,000	2,713,418
Newell Brands, Inc.	6.375	09-15-27	6,579,000	6,610,204
Specialty retail 2.1%
Amer Sports Company (A)	6.750	02-16-31	3,721,000	3,781,413
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,260,000	4,012,292
Champions Financing, Inc. (A)	8.750	02-15-29	1,946,000	1,995,928
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,225,000	3,996,299
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,008,000	2,042,765
Lithia Motors, Inc. (A)	3.875	06-01-29	5,730,000	5,314,422
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	2,141,560
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,900,000	2,283,138
Consumer staples 3.3%				41,098,331
Consumer staples distribution and retail 1.1%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,503,000	3,548,122
Performance Food Group, Inc. (A)	4.250	08-01-29	3,740,000	3,529,568
U.S. Foods, Inc. (A)	4.750	02-15-29	2,930,000	2,856,885
Walgreens Boots Alliance, Inc.	8.125	08-15-29	3,805,000	3,811,563
Food products 1.7%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,377,136
JBS USA LUX SA	5.750	04-01-33	4,027,000	4,122,275
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	6,700,000	6,236,592
Post Holdings, Inc. (A)	5.500	12-15-29	2,169,000	2,131,736
Post Holdings, Inc. (A)	5.625	01-15-28	1,277,000	1,273,700
Post Holdings, Inc. (A)	6.375	03-01-33	2,928,000	2,949,374
Personal care products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,870,000	2,720,026
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,541,354
Energy 11.5%				141,809,240
Energy equipment and services 0.6%
Archrock Partners LP (A)	6.625	09-01-32	3,777,000	3,824,110
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,926,605
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 10.9%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,050,000	$4,001,517
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,845,209
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,550,000	4,538,860
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,856,000	1,930,539
Buckeye Partners LP (A)	6.875	07-01-29	2,859,000	2,923,928
Cheniere Energy Partners LP	3.250	01-31-32	5,434,000	4,821,363
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,807,731
Continental Resources, Inc. (A)	5.750	01-15-31	7,800,000	7,910,380
Delek Logistics Partners LP (A)	7.125	06-01-28	2,251,000	2,268,454
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	4,579,751
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	7,478,000	8,195,963
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	4,511,000	4,511,776
EnLink Midstream LLC (A)	5.625	01-15-28	4,199,000	4,276,337
EnLink Midstream LLC	5.650	09-01-34	1,981,000	2,015,551
EQM Midstream Partners LP (A)	7.500	06-01-30	5,137,000	5,606,604
Genesis Energy LP	8.250	01-15-29	4,210,000	4,374,493
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	936,218
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,568,943
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	991,554
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	579,000	599,417
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	2,837,000	3,024,375
Kinetik Holdings LP (A)	6.625	12-15-28	1,075,000	1,107,661
MEG Energy Corp. (A)	5.875	02-01-29	4,448,000	4,404,531
NuStar Logistics LP	6.000	06-01-26	3,385,000	3,416,663
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,379,324
Occidental Petroleum Corp.	5.500	12-01-25	2,600,000	2,614,474
Occidental Petroleum Corp.	6.625	09-01-30	4,430,000	4,772,417
Parkland Corp. (A)	5.875	07-15-27	4,990,000	4,984,960
Range Resources Corp.	8.250	01-15-29	3,300,000	3,420,292
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,095,000	2,206,502
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%) (A)	7.625	03-01-55	2,153,000	2,198,213
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,502,234
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,213,213
Sunoco LP	4.500	04-30-30	2,675,000	2,541,786
Sunoco LP	6.000	04-15-27	3,048,000	3,052,417
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,695,000	2,802,029
Venture Global LNG, Inc. (A)	7.000	01-15-30	3,465,000	3,542,436
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,407,000	7,220,298
Viper Energy, Inc. (A)	7.375	11-01-31	3,720,000	3,950,112
Financials 11.6%				142,961,301
Banks 4.7%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,193,060
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	798,000	835,324
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	4,400,000	4,589,886
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	4,576,000	4,813,211
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	2,580,000	2,796,225
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	5,400,000	5,315,440
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,122,000	$4,207,380
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	3,697,000	3,760,824
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	2,402,000	2,465,053
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,166,000	3,252,801
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	3,100,000	3,093,439
Popular, Inc.	7.250	03-13-28	4,115,000	4,310,944
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	4,282,000	4,378,722
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	4,923,000	5,098,701
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	3,600,000	3,574,762
Capital markets 0.7%
Boost Newco Borrower LLC (A)	7.500	01-15-31	2,692,000	2,870,345
MSCI, Inc. (A)	3.625	11-01-31	6,811,000	6,181,126
Consumer finance 0.5%
OneMain Finance Corp.	9.000	01-15-29	2,993,000	3,180,018
World Acceptance Corp. (A)	7.000	11-01-26	3,160,000	3,063,993
Financial services 2.3%
Block, Inc.	3.500	06-01-31	6,355,000	5,736,491
Enact Holdings, Inc.	6.250	05-28-29	6,051,000	6,239,977
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29	516,000	537,007
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31	556,000	586,221
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29	1,838,000	1,953,283
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,360,000	2,500,500
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,825,000	3,818,111
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	2,862,000	2,884,920
NMI Holdings, Inc.	6.000	08-15-29	3,677,000	3,763,924
Insurance 3.4%
Acrisure LLC (A)	7.500	11-06-30	4,290,000	4,403,265
Acrisure LLC (A)	8.500	06-15-29	2,002,000	2,079,027
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,103,000	4,178,938
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,222,000	3,330,101
AmWINS Group, Inc. (A)	6.375	02-15-29	3,309,000	3,392,791
Athene Holding, Ltd.	6.650	02-01-33	4,700,000	5,119,012
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	1,757,000	1,838,474
Global Atlantic Fin Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	1,301,000	1,330,851
Howden UK Refinance PLC (A)	7.250	02-15-31	3,676,000	3,783,258
HUB International, Ltd. (A)	7.250	06-15-30	5,124,000	5,350,722
HUB International, Ltd. (A)	7.375	01-31-32	2,477,000	2,567,998
Panther Escrow Issuer LLC (A)	7.125	06-01-31	4,402,000	4,585,176
Health care 4.4%				54,780,279
Health care equipment and supplies 0.6%
Medline Borrower LP (A)	6.250	04-01-29	3,095,000	3,190,403
Varex Imaging Corp. (A)	7.875	10-15-27	3,815,000	3,865,358
Health care providers and services 3.0%
AdaptHealth LLC (A)	4.625	08-01-29	4,630,000	4,224,948
AMN Healthcare, Inc. (A)	4.000	04-15-29	2,982,000	2,781,640
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	937,000	980,188
DaVita, Inc. (A)	3.750	02-15-31	3,745,000	3,333,429
DaVita, Inc. (A)	4.625	06-01-30	5,390,000	5,082,227
Encompass Health Corp.	4.750	02-01-30	2,995,000	2,903,790
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	4.500	10-01-29	5,065,000	$4,833,643
Select Medical Corp. (A)	6.250	08-15-26	7,010,000	7,044,643
Tenet Healthcare Corp.	5.125	11-01-27	3,426,000	3,396,187
Tenet Healthcare Corp.	6.125	10-01-28	2,770,000	2,775,097
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	488,840
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	4,668,000	4,956,391
Organon & Company (A)	4.125	04-30-28	5,150,000	4,923,495
Industrials 12.0%				148,852,887
Aerospace and defense 1.2%
Bombardier, Inc. (A)	7.875	04-15-27	3,099,000	3,109,540
TransDigm, Inc. (A)	6.375	03-01-29	3,872,000	3,990,332
TransDigm, Inc. (A)	6.750	08-15-28	4,113,000	4,228,773
TransDigm, Inc. (A)	7.125	12-01-31	2,785,000	2,941,013
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,019,000	931,006
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,280,000	3,378,115
JELD-WEN, Inc. (A)	7.000	09-01-32	4,245,000	4,265,170
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,505,000	1,546,615
Commercial services and supplies 1.7%
APX Group, Inc. (A)	6.750	02-15-27	3,625,000	3,631,761
Cimpress PLC	7.000	06-15-26	3,968,000	3,955,382
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,659,020
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,235,193
GFL Environmental, Inc. (A)	6.750	01-15-31	2,380,000	2,486,096
The Brink’s Company (A)	6.500	06-15-29	867,000	897,120
VT Topco, Inc. (A)	8.500	08-15-30	3,802,000	3,997,438
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,793,371
Construction and engineering 1.4%
AECOM	5.125	03-15-27	2,500,000	2,502,370
Arcosa, Inc. (A)	4.375	04-15-29	2,725,000	2,584,178
Dycom Industries, Inc. (A)	4.500	04-15-29	4,040,000	3,871,113
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,060,000	2,976,776
MasTec, Inc.	5.900	06-15-29	1,646,000	1,702,576
Williams Scotsman, Inc. (A)	4.625	08-15-28	1,995,000	1,923,723
Williams Scotsman, Inc. (A)	6.625	06-15-29	1,710,000	1,765,466
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	3,021,000	3,093,607
EMRLD Borrower LP (A)	6.750	07-15-31	3,602,000	3,711,836
Vertiv Group Corp. (A)	4.125	11-15-28	3,522,000	3,380,944
Ground transportation 1.5%
Uber Technologies, Inc. (A)	6.250	01-15-28	5,020,000	5,063,498
Uber Technologies, Inc. (A)	7.500	09-15-27	6,300,000	6,425,765
Uber Technologies, Inc. (A)	8.000	11-01-26	6,210,000	6,231,077
Watco Companies LLC (A)	7.125	08-01-32	1,337,000	1,384,453
Machinery 0.3%
Esab Corp. (A)	6.250	04-15-29	1,119,000	1,149,541
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,209,340
Passenger airlines 1.3%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,588,855
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	870,838	882,647
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	2,437,305	$2,383,030
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26	1,028,253	1,020,325
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	2,062,645	2,156,222
JetBlue Airways Corp. (A)	9.875	09-20-31	2,160,000	2,134,880
U.S. Airways Group, Inc. (C)(D)	0.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,710,000	4,483,453
Professional services 0.9%
Concentrix Corp.	6.850	08-02-33	2,415,000	2,522,064
SS&C Technologies, Inc. (A)	6.500	06-01-32	4,089,000	4,220,659
TriNet Group, Inc. (A)	7.125	08-15-31	3,744,000	3,882,895
Trading companies and distributors 2.1%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,414,000	3,185,741
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,997,000	3,077,667
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,990,390
Herc Holdings, Inc. (A)	6.625	06-15-29	2,172,000	2,233,991
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,459,691
United Rentals North America, Inc.	4.000	07-15-30	3,689,000	3,449,367
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,252,000	4,363,020
WESCO Distribution, Inc. (A)	7.250	06-15-28	3,700,000	3,795,782
Information technology 4.0%				49,720,030
Communications equipment 0.1%
CommScope LLC (A)	6.000	03-01-26	1,245,000	1,198,313
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,236,000	1,279,395
Zebra Technologies Corp. (A)	6.500	06-01-32	759,000	784,193
IT services 0.4%
Amentum Escrow Corp. (A)	7.250	08-01-32	860,000	899,215
Virtusa Corp. (A)	7.125	12-15-28	4,457,000	4,194,936
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	4,375,000	4,157,828
Qorvo, Inc. (A)	3.375	04-01-31	4,200,000	3,728,655
Software 2.0%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,945,000	2,888,345
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	3,482,000	3,440,348
NCR Voyix Corp. (A)	5.125	04-15-29	1,041,000	1,020,859
NCR Voyix Corp. (A)	5.250	10-01-30	3,745,000	3,634,961
Open Text Corp. (A)	6.900	12-01-27	5,893,000	6,187,538
UKG, Inc. (A)	6.875	02-01-31	1,856,000	1,919,887
Ziff Davis, Inc. (A)	4.625	10-15-30	6,327,000	5,838,391
Technology hardware, storage and peripherals 0.7%
Seagate HDD Cayman	5.750	12-01-34	4,007,000	4,009,284
Seagate HDD Cayman	8.250	12-15-29	1,431,000	1,551,410
Xerox Holdings Corp. (A)	5.500	08-15-28	3,487,000	2,986,472
Materials 4.7%				57,935,389
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,856,077
The Scotts Miracle-Gro Company	4.000	04-01-31	2,635,000	2,360,665
Containers and packaging 3.5%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,049,000	4,037,145
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	2,630,000	2,268,219
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	6.000	06-15-29	1,272,000	$1,308,824
Ball Corp.	6.875	03-15-28	2,890,000	2,991,147
Berry Global, Inc. (A)	5.625	07-15-27	4,178,000	4,171,557
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,413,000	4,429,268
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	3,130,000	3,122,993
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	6,491,000	6,568,074
Sealed Air Corp. (A)	4.000	12-01-27	4,150,000	4,001,035
Sealed Air Corp. (A)	6.125	02-01-28	1,627,000	1,652,594
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,928,335
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,105,000	3,066,028
Trivium Packaging Finance BV (A)	8.500	08-15-27	2,019,000	2,016,394
Metals and mining 0.8%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	2,759,000	2,628,617
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,336,000	2,485,513
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,934,363
Novelis Corp. (A)	4.750	01-30-30	3,255,000	3,108,541
Real estate 3.1%				38,997,848
Health care REITs 0.5%
Diversified Healthcare Trust (A)(E)	8.333	01-15-26	4,390,000	3,926,384
Diversified Healthcare Trust	9.750	06-15-25	2,571,000	2,575,576
Real estate management and development 0.5%
Anywhere Real Estate Group LLC (A)	5.250	04-15-30	4,362,000	3,041,372
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,328,000	3,541,252
Specialized REITs 2.1%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,338,000	3,176,889
Iron Mountain, Inc. (A)	4.875	09-15-29	7,415,000	7,196,760
Outfront Media Capital LLC (A)	7.375	02-15-31	2,220,000	2,359,622
Uniti Group LP (A)	10.500	02-15-28	3,492,000	3,582,988
VICI Properties LP (A)	4.625	12-01-29	6,910,000	6,721,962
VICI Properties LP (A)	5.750	02-01-27	2,840,000	2,875,043
Utilities 2.8%				34,392,541
Electric utilities 1.0%
Alexander Funding Trust II (A)	7.467	07-31-28	4,626,000	4,969,360
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	4,527,159
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	2,523,000	2,808,591
Independent power and renewable electricity producers 1.8%
Calpine Corp. (A)	4.500	02-15-28	6,280,000	6,090,659
Lightning Power LLC (A)	7.250	08-15-32	2,967,000	3,065,793
Talen Energy Supply LLC (A)	8.625	06-01-30	3,970,000	4,298,704
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	2,347,000	2,491,526

Vistra Operations Company LLC (A)	5.625	02-15-27	6,150,000	6,140,749
Term loans (F) 5.0%				$61,671,011
(Cost $62,250,013)
Communication services 1.0%				12,848,186
Entertainment 0.3%
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	8.291	04-29-26	3,708,812	3,718,085
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.597	12-06-27	2,626,310	2,530,292
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.5%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.801	08-15-28	3,092,172	$2,343,619
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	4,332,000	4,256,190
Consumer discretionary 0.7%				8,041,393
Hotels, restaurants and leisure 0.3%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.097	12-15-27	3,596,985	3,598,316
Leisure products 0.4%
J&J Ventures Gaming LLC, Term Loan (1 month CME Term SOFR + 4.000%)	9.361	04-26-28	4,449,440	4,443,077
Financials 0.5%				5,878,357
Insurance 0.5%
Acrisure LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 3.000%)	8.344	02-15-27	3,212,174	3,198,329
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	7.611	02-19-28	320,171	320,571
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.085	05-06-32	2,325,000	2,359,457
Health care 1.6%				20,413,900
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.402	11-15-27	4,251,099	4,175,175
Health care equipment and supplies 0.6%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	8.661	05-10-27	5,043,053	4,968,819
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.497	10-23-28	2,499,000	2,500,874
Health care providers and services 0.4%
Mamba Purchaser, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.587	10-16-28	4,018,636	4,012,206
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.247	03-06-27	621,196	623,786
Pharmaceuticals 0.3%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.597	02-01-27	4,359,149	4,133,040
Industrials 0.8%				9,617,653
Commercial services and supplies 0.5%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.097	05-12-28	6,419,814	6,379,176
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.294	04-20-28	3,132,353	3,238,477
Information technology 0.1%				1,297,263
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	10.533	07-16-32	1,290,000	1,297,263
Materials 0.3%				3,574,259
Chemicals 0.2%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.819	05-03-28	3,495,734	2,768,622
Containers and packaging 0.1%

Graham Packaging Company, Inc., 2024 Term Loan B (G)	TBD	08-04-27	806,000	805,637
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 0.1%				$1,420,047
(Cost $0)
Commercial and residential 0.1%				1,420,047
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	32,490,966	542,141
Series 2007-4, Class ES IO	0.350	07-19-47	32,663,302	429,937

Series 2007-6, Class ES IO (A)	0.343	08-19-37	35,840,096	447,969
Asset backed securities 2.7%				$32,836,410
(Cost $31,676,541)
Asset backed securities 2.7%				32,836,410
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class A1RR (3 month CME Term SOFR + 1.080%) (A)(H)	6.381	10-15-30	2,698,148	2,701,402
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,905,235
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,342,737	4,212,276
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (A)(H)	6.401	04-15-29	2,845,722	2,847,433
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	3,042,279	3,101,347
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,058,510	7,224,388
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,551,786	2,633,701
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,235,000	4,345,146
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,800,000	1,865,482

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(I)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(I)	2,560	0

Preferred securities 0.5%		$6,013,933
(Cost $6,777,515)
Communication services 0.3%		3,992,218
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	176,725	3,992,218
Industrials 0.2%		2,021,715
Construction and engineering 0.2%
Glasstech, Inc., Series A (D)(I)(J)	143	128,700
Glasstech, Inc., Series B (D)(I)(J)	4,475	1,893,015

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(I)	250,000	0
Green Field Energy Services, Inc. (A)(D)(I)	6,000	0

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Yield (%)	Shares	Value
Short-term investments 1.2%			$15,421,211
(Cost $15,412,317)
Short-term funds 1.2%			15,421,211
John Hancock Collateral Trust (K)	5.2747(L)	1,542,183	15,421,211

Total investments (Cost $1,222,239,392) 98.7%	$1,221,330,072
Other assets and liabilities, net 1.3%	16,304,564
Total net assets 100.0%	$1,237,634,636

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $854,347,891 or 69.0% of the fund’s net assets as of 8-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 8-31-24.
The fund had the following country composition as a percentage of net assets on 8-31-24:
United States	84.2%
Canada	5.3%
United Kingdom	2.6%
Luxembourg	1.6%
France	1.4%
Cayman Islands	1.2%
Ireland	1.1%
Other countries	2.6%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$24,063,574	—	$24,063,574	—
Corporate bonds	1,079,903,886	—	1,079,903,886	—
Term loans	61,671,011	—	61,671,011	—
Collateralized mortgage obligations	1,420,047	—	1,420,047	—
Asset backed securities	32,836,410	—	32,836,410	—
Common stocks	—	—	—	—
Preferred securities	6,013,933	$3,992,218	—	$2,021,715
Escrow certificates	—	—	—	—
Short-term investments	15,421,211	15,421,211	—	—
Total investments in securities	$1,221,330,072	$19,413,429	$1,199,894,928	$2,021,715
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,542,183	$24,548,396	$84,619,609	$(93,759,493)	$9,820	$2,879	$415,958	—	$15,421,211
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Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.2%	1,893,015
								$2,021,715

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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